OTHER PROVISIONS - Schedule of movement of provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Provisions [Roll Forward]
Opening balance	$ 638,067	$ 941,808	$ 942,537
Increase in provisions	269,990	448,338	449,406
Provision used	(94,853)	(92,729)	(70,844)
Difference by subsidiaries conversion	12,346	(143,057)	(69,563)
Reversal of provision	(144,773)	(508,907)	(310,118)
Exchange difference	2,247	(7,386)	390
Closing balance	683,024	638,067	941,808
Legal claims
Other Provisions [Roll Forward]
Opening balance	635,740	939,331	940,140
Increase in provisions	269,985	448,338	449,406
Provision used	(94,853)	(92,729)	(70,844)
Difference by subsidiaries conversion	12,346	(143,057)	(69,563)
Reversal of provision	(144,773)	(508,907)	(310,118)
Exchange difference	1,941	(7,236)	310
Closing balance	680,386	635,740	939,331
European Commission Investigation
Other Provisions [Roll Forward]
Opening balance	2,327	2,477	2,397
Increase in provisions	5	0	0
Provision used	0	0	0
Difference by subsidiaries conversion	0	0	0
Reversal of provision	0	0	0
Exchange difference	306	(150)	80
Closing balance	$ 2,638	$ 2,327	$ 2,477